Annual Total Returns - Franklin North Carolina Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-22 - Franklin North Carolina Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	11.40%
Annual Return 2012	6.97%
Annual Return 2013	(6.76%)
Annual Return 2014	8.67%
Annual Return 2015	1.55%
Annual Return 2016	1.14%
Annual Return 2017	1.55%
Annual Return 2018	1.21%
Annual Return 2019	5.81%
Annual Return 2020	4.42%